Provisions (Non-Current and Current) - Disclosure of Changes in Provision Related to Investment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning Balance	€ 9,657	€ 11,636
Provisions made during the year	2,350	2,738
Provisions used during the year	(3,642)	(4,117)
Provisions reversed during the year	(728)	(600)
Ending Balance	7,637	9,657
Provision for legal claims [member]
Disclosure of other provisions [line items]
Beginning Balance	5,425	7,432
Provisions made during the year	557	1,108
Provisions used during the year	(2,410)	(2,566)
Provisions reversed during the year	(710)	(549)
Ending Balance	2,862	5,425
Provision for tax claims [member]
Disclosure of other provisions [line items]
Beginning Balance	436	489
Provisions made during the year	6
Provisions used during the year	(42)	(2)
Provisions reversed during the year		(51)
Ending Balance	400	436
Provision for warranties [member]
Disclosure of other provisions [line items]
Beginning Balance	1,866	2,352
Provisions made during the year	747	871
Provisions used during the year	(924)	(1,357)
Provisions reversed during the year	(9)
Ending Balance	1,680	1,866
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Beginning Balance	825	861
Provisions made during the year	633	156
Provisions used during the year	(266)	(192)
Provisions reversed during the year	(9)
Ending Balance	1,183	825
Other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	1,105	502
Provisions made during the year	407	603
Ending Balance	€ 1,512	€ 1,105